RELATED PARTY TRANSACTIONS (Details Textual)					1 Months Ended															3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 06, 2016 USD ($) $ / shares shares	Jan. 05, 2016 USD ($) $ / shares shares	Sep. 02, 2014 USD ($) a	Jun. 06, 2014 USD ($)	Jun. 23, 2016 USD ($) $ / shares shares	Jun. 15, 2016 USD ($) $ / shares shares	Mar. 18, 2016 USD ($) shares	Dec. 31, 2015 USD ($) a $ / shares	Dec. 29, 2015 USD ($) $ / shares shares	May 27, 2015 USD ($) $ / shares shares	May 30, 2014 USD ($) $ / shares shares	Apr. 30, 2014 USD ($) shares	Apr. 29, 2014 USD ($)	Mar. 28, 2014 USD ($)	Mar. 20, 2014 USD ($)	Jan. 31, 2014 USD ($) $ / shares shares	Jan. 22, 2014 USD ($) shares	Oct. 30, 2013 USD ($)	Apr. 15, 2013	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	May 06, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) a $ / shares shares	Dec. 31, 2014 USD ($) shares	Aug. 03, 2016 $ / shares	May 04, 2016 USD ($)	Apr. 13, 2013 a
Related Party Transaction [Line Items]
Area of Land | a			32,000					16,000																	16,000
Short-term Debt								$ 1,054,552												$ 185,778			$ 185,778		$ 1,054,552	$ 0
Payments for (Proceeds from) Other Interest Earning Assets																							$ 1,300,000
Debt Instrument, Interest Rate, Effective Percentage				8.00%				12.00%												12.00%			12.00%		12.00%
Debt Instrument, Maturity Date							Apr. 01, 2017
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 20.00	$ 1.00							$ 20.00									$ 20.00
Obligation with Joint and Several Liability Arrangement, Amount Outstanding									$ 750,002
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 25.00
Convertible Debt, Current								$ 673,739												$ 1,165,151			$ 1,165,151		$ 673,739	0
Warrants To Purchase Common Stock | shares																						620,000
Commission Paid In Cash						$ 500,000
Stock Issued During Period, Shares, New Issues | shares										7,500
Proceeds from Issuance of Private Placement																							1,650,000
Debt Conversion, Converted Instrument, Amount																$ 9,000,000							8,723,913	$ 0	$ 6,850,000
Debt Conversion, Converted Instrument, Shares Issued | shares																									342,323
Proceeds from Convertible Debt																							2,863,095	0
Management Fee Expense																									$ 150,000	50,000
Share Price | $ / shares										$ 15.60						$ 30.50
Debt Inducement Of Conversion Of Convertible Debentures																				5,126,903	$ 0		$ 5,126,903	0	$ 0	6,661,275
Sale of Stock, Price Per Share | $ / shares								$ 5.00																	$ 5.00
Debt Instrument, Description																							The Convertible Notes may be prepaid in whole or in part (but with payment of accrued interest to the date of prepayment) at any time at a premium of 103% for the first 120 days and a premium of 105% thereafter, so long as no Senior Debt is outstanding.		The Convertible Notes may be prepaid in whole or in part (but with payment of accrued interest to the date of prepayment) at any time at a premium of 103% for the first 120 days and a premium of 105% thereafter, so long as no Senior Debt is outstanding.
Interest Paid																							$ 216,507	147,680	$ 365,303	$ 1,324,988
Fees and Commissions																	$ 486,000
Stock Issued During Period, Shares, Issued for Services | shares																22,500
Debt Instrument, Face Amount			$ 15,060,000																									$ 87,000
Percentage of Gross Proceeds to Non-Accountable Expense Allowance																	3.00%
Preferred Stock, Dividend Rate, Percentage			6.00%
Mortgage Loans on Real Estate, New Mortgage Loans																		$ 15,600,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date							Apr. 01, 2017
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																											$ 2.50
Warrants To Purchase Common Stock | shares							200,000
Debt Instrument, Annual Principal Payment							$ 500,000
Debt Instrument, Face Amount		$ 3,750,000					$ 500,000
Note Conversion Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 1.10
Debt Conversion, Converted Instrument, Shares Issued | shares					3,636,363
Debt Conversion, Original Debt, Amount					$ 4,000,000
Noninterest Expense Investment Advisory Fees					$ 350,000
Debt Inducement Of Conversion Of Convertible Debentures																				$ 1,720,000		$ 1,720,000	$ 3,400,000
December 2015 and March 2016 Warrants [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																				620,000		620,000	620,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 0.10		$ 0.10	$ 0.10
Class of Warrant or Right, Warrants Exercised | shares																				80,000
2013 and 2014 Warrants [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																				416,454			416,454
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 0.10			$ 0.10
Stock Issued During the Period, Exercise of Warrants | shares																				300,706
Class of Warrant or Right, Warrants Exercised | shares																				315,990
2013 and 2014 Warrants [Member] | Amended Price [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 0.10			0.10
2013 and 2014 Warrants [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				42.50			42.50
2013 and 2014 Warrants [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				25.00			$ 25.00
Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues | shares																										295,912
Debt Inducement Of Conversion Of Convertible Debentures																										$ 0
Stock Issued During Period, Shares, Issued for Services | shares																									7,500	9,000
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement						$ 20,000,000
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares											155,602
Debt Instrument, Interest Rate, Effective Percentage											8.00%
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 5.00		$ 2.41
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 28.90
Stock Issued During Period, Shares, New Issues | shares					1,500,000
Debt Conversion, Converted Instrument, Amount									$ 7,500,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants											$ 7,500,000
Convertible Preferred Stock Conversion Price | $ / shares					$ 5.00						$ 24.10
Conversion of Stock, Shares Issued | shares					1,500,000																		1,500,000
Conversion of Stock, Amount Converted					$ 7,500,000
Share Price | $ / shares					$ 5.00
Preferred Stock, Dividend Rate, Percentage											8.00%
Series A Preferred Stock [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																				24.10			$ 24.10
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					24.10
Series A Preferred Stock [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																				5.00			5.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 5.00
Series A Preferred Stock [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Convertible Preferred Stock Conversion Price | $ / shares																				$ 5.00			$ 5.00
Private Placement [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 2.50										$ 25.00
Proceeds from Issuance of Private Placement																$ 5,240,000
Share Price | $ / shares																$ 20.00
Private Placement [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																				9,100,000			9,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 2.50														$ 2.50			$ 2.50
Class of Stock Warrant or Rights Expiration Term																							2 years
Stock Issued During Period, Shares, New Issues | shares						20,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants																							$ 15,200,000
Convertible Preferred Stock Conversion Price | $ / shares						$ 2.50
Share Price | $ / shares						$ 1.20
Preferred Stock, Dividend Rate, Percentage						6.00%
Series B Purchase Agreement [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						9,090,909
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 2.50
Convertible Preferred Stock Conversion Price | $ / shares						$ 1.10
Preferred Stock, Dividend Rate, Percentage						6.00%
Convertible Subordinated Debt [Member]
Related Party Transaction [Line Items]
Payments for (Proceeds from) Other Interest Earning Assets		$ 1,300,000
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Maturity Date							Apr. 01, 2017																		Jun. 30, 2016
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 5.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 2.50
Convertible Debt, Current		$ 750,002
Warrants To Purchase Common Stock | shares		1,500,000
Debt Conversion, Converted Instrument, Amount									$ 6,850,000
Debt Conversion, Converted Instrument, Shares Issued | shares									1,369,293
Sale of Stock, Price Per Share | $ / shares								$ 5.00																	$ 5.00
Compensation																										$ 686,000
Debt Instrument, Face Amount							$ 500,000
Convertible Subordinated Debt [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Subordinated Debt		$ 3,750,000
Short-term Debt		750,002
Convertible Debt		2,950,000
Payments for (Proceeds from) Other Interest Earning Assets		$ 1,300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 2.50
Convertible Debt, Current		$ 2,000,000
Warrants To Purchase Common Stock | shares		1,500,000
Convertible Subordinated Percentage		12.00%
Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Debt Instrument, Interest Rate, Effective Percentage																				8.00%			8.00%
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 5.00															$ 5.00			$ 5.00
Debt Conversion, Converted Instrument, Amount								$ 6,850,000
Debt Conversion, Converted Instrument, Shares Issued | shares					1,369,293
Debt Conversion, Original Debt, Amount					$ 6,850,000
Mortgage Loans on Real Estate, New Mortgage Loans																$ 15,600,000
Convertible Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																						12.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					2,300,000																	2,300,000
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 1.10																	$ 5.00
Proceeds from Convertible Debt																						$ 5,800,000
Debt Conversion, Original Debt, Amount					$ 4,000,000
Convertible Notes [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 2.50
Convertible Notes [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.10
Convertible Notes [Member] | December 2015 Warrants [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																						$ 2.50
Convertible Notes [Member] | May 2016 Warrants [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																						$ 0.10
Wallington Investment Holdings [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage								5.00%												5.00%			5.00%		5.00%
Investments								$ 300,000																	$ 300,000
Proceeds from Issuance of Private Placement																							$ 250,000
Wallington Investment Holdings [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted																							125,000
Wallington Investment Holdings [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount																							2,090,000
Wallington Investment Holdings [Member] | Convertible Notes [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement																						$ 300,000
T.R. Winston Company, LLC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	5.00%
Commission Paid In Cash																	$ 313,750
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants				$ 7,500,000
Stock Issued During the Period, Exercise of Warrants | shares																				75,820
Noninterest Expense Investment Advisory Fees																							$ 350,000
Fees and Commissions																	$ 486,000
Percentage Of Gross Proceeds At Closing Private Placement																	8.00%
Commission Paid In Stock Value																	$ 172,250
Non Accountable Expense Allowance																	$ 182,250
Additional Preferred Stock Purchase By Third Parties Value				$ 15,000,000
Maturity Period Of Purchase Transaction				90 days
Commission Paid In Stock | shares																	86,125
T.R. Winston Company, LLC [Member] | December 2015 and March 2016 Warrants [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																				80,000			80,000
T.R. Winston Company, LLC [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	68,182
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 2.50
Stock Issued During Period, Shares, New Issues | shares																							350
T.R. Winston Company, LLC [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted																							$ 779,000
T.R. Winston Company, LLC [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Commission Paid In Cash											$ 51,850
Fees and Commissions											$ 600,000
Percentage Of Gross Proceeds At Closing Private Placement											8.00%		8.00%	5.00%
Commission Paid In Stock Value											$ 454,000
Non Accountable Expense Allowance											$ 75,000
Reimbursement Revenue													$ 25,000	$ 25,000
Percentage of gross Proceeds From Non Accountable Expense Reimbursement											1.00%		1.00%
Commissions Payable to Broker-Dealers and Clearing Organizations											$ 94,150
Payment for Management Fee															$ 150,000
T.R. Winston Company, LLC [Member] | Series B Purchase Agreement [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	452,724
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.30
Commission Paid In Cash	$ 500,000
Transaction Fee Paid Reinvestments by Related Party	$ 150,000
Stock Issued During Period, Shares, New Issues | shares	150
T.R. Winston Company, LLC [Member] | Convertible Notes [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement																						400,000
Hexagon [Member]
Related Party Transaction [Line Items]
Area of Land | a																													15,000
Debt Instrument, Interest Rate, Effective Percentage			6.00%
Debt Conversion, Converted Instrument, Amount			$ 2,000,000
Debt Instrument, Description																			(i) reduce the interest rate under the credit agreements from 15% to 10% beginning retroactively with March 2013, (ii) permit the Company to make interest only payments for March, April, May, and June 2013, after which time the minimum secured term loan payment became $0.23 million, and (iii) forbear from exercising its rights under the term loan credit agreements for any breach that may have occurred prior to the amendment.
Preferred Stock, Dividend Rate, Percentage																			5.00%
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Investments								1,150,000																	1,150,000
Proceeds from Issuance of Private Placement																							1,000,000
Deferred Compensation Arrangement Base Salary Payable Year Two																				$ 350,000			350,000
Deferred Compensation Arrangement Base Salary Payable Year One																				300,000			$ 300,000
Short-term Investments								750,000																	750,000
Board of Directors Chairman [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued | shares																							1,250,000
Board of Directors Chairman [Member] | Share-based Compensation Award, Tranche One [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							34.00%
Board of Directors Chairman [Member] | Share-based Compensation Award, Tranche Two [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							33.00%
Board of Directors Chairman [Member] | Share-based Compensation Award, Tranche Three [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							33.00%
Board of Directors Chairman [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																							500.00%
Board of Directors Chairman [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																							0.00%
Board of Directors Chairman [Member] | Convertible Notes [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement																						1,150,000
President [Member]
Related Party Transaction [Line Items]
Officers' Compensation																							$ 307,000
Deferred Compensation Arrangement with Individual, Distributions Paid							$ 100,000
President [Member] | Share-based Compensation Award, Tranche One [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							34.00%
President [Member] | Share-based Compensation Award, Tranche Two [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							33.00%
President [Member] | Share-based Compensation Award, Tranche Three [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							33.00%
President [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																							500.00%
President [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																							0.00%
Nuno Brandolini [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted																							$ 100,000
Nuno Brandolini [Member] | Convertible Notes [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement																						250,000
General Merrill McPeak [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted																							250,000
General Merrill McPeak [Member] | Convertible Notes [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement																						250,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount																				$ 125,000			125,000
Officers' Compensation																							$ 275,000
Chief Financial Officer [Member] | Share-based Compensation Award, Tranche One [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							34.00%
Chief Financial Officer [Member] | Share-based Compensation Award, Tranche Two [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							33.00%
Chief Financial Officer [Member] | Share-based Compensation Award, Tranche Three [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							33.00%
Chief Financial Officer [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																							500.00%
Chief Financial Officer [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																							0.00%
Executive Vice President [Member]
Related Party Transaction [Line Items]
Officers' Compensation																							$ 267,000
Executive Vice President [Member] | Share-based Compensation Award, Tranche One [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							34.00%
Executive Vice President [Member] | Share-based Compensation Award, Tranche Two [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							33.00%
Executive Vice President [Member] | Share-based Compensation Award, Tranche Three [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							33.00%
Executive Vice President [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																							500.00%
Executive Vice President [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																							0.00%
Director [Member]
Related Party Transaction [Line Items]
Short-term Debt								250,000																	250,000
Proceeds from Issuance of Private Placement																							$ 125,000
Management Fee Expense															25,000
Abraham Mirman [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted																							250,000
Ronald D Ormand [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted																							$ 500,000
Employee Stock Option [Member]
Related Party Transaction [Line Items]
Share Price | $ / shares																				$ 1.34			$ 1.34
Employee Stock Option [Member] | President [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued | shares																							375,000
Deferred Compensation Arrangement with Individual, Exercise Price | $ / shares																							$ 1.34
Employee Stock Option [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued | shares																							625,000
Deferred Compensation Arrangement with Individual, Exercise Price | $ / shares																							$ 1.34
Employee Stock Option [Member] | Executive Vice President [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued | shares																							375,000
Deferred Compensation Arrangement with Individual, Exercise Price | $ / shares																							$ 1.34
Mr. Abraham Mirman [Member]
Related Party Transaction [Line Items]
Short-term Debt								250,000																	250,000
Proceeds from Issuance of Private Placement																							$ 1,650,000
Debt Conversion, Converted Instrument, Amount																9,000,000
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount																				$ 175,000			175,000
Deferred Compensation Arrangement Base Salary Payable Year Two																				375,000			375,000
Deferred Compensation Arrangement Base Salary Payable Year One																				$ 350,000			$ 350,000
Interest Paid																10,000
Long-term Debt																$ 220,000
Mr. Abraham Mirman [Member] | Subscription Arrangement [Member]
Related Party Transaction [Line Items]
Warrants To Purchase Common Stock | shares																25,000
Proceeds from Issuance of Private Placement																$ 500,000
Debt Conversion, Converted Instrument, Shares Issued | shares																25,000
Mr. Abraham Mirman [Member] | Share-based Compensation Award, Tranche One [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							34.00%
Mr. Abraham Mirman [Member] | Share-based Compensation Award, Tranche Two [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							33.00%
Mr. Abraham Mirman [Member] | Share-based Compensation Award, Tranche Three [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							33.00%
Mr. Abraham Mirman [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																							500.00%
Mr. Abraham Mirman [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																							0.00%
Mr. Abraham Mirman [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Convertible Preferred Stock Conversion Price | $ / shares																				$ 5.00			$ 5.00
Mr. Abraham Mirman [Member] | Convertible Notes [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement																						750,000
Mr. Abraham Mirman [Member] | T.R. Winston Company, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party												$ 1,000,000
Cash and Due from Banks												$ 30,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares												10,000
Mr. Abraham Mirman [Member] | Employee Stock Option [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued | shares																							1,250,000
Deferred Compensation Arrangement with Individual, Exercise Price | $ / shares																							$ 1.34
Beneficial Owner [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement																							$ 1,300,000
Steven B. Dunn and Laura Dunn [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount																							1,020,000
Bryan Ezralow [Member] | Convertible Debentures [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount																							$ 1,540,000
Kevin Nanke [Member] | Convertible Notes [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement																						$ 50,000
Pierre Caland [Member] | Convertible Notes [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage																						5.00%
Proceeds from Issuance of Private Placement																						$ 100,000
SOS Ventures, LLC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage																				5.00%			5.00%
Extinguishment of Debt, Amount					$ 20,500,000
General Counsel and Secretary [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount																				$ 112,500			$ 112,500
Officers' Compensation																							$ 250,000
General Counsel and Secretary [Member] | Share-based Compensation Award, Tranche One [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							34.00%
General Counsel and Secretary [Member] | Share-based Compensation Award, Tranche Two [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							33.00%
General Counsel and Secretary [Member] | Share-based Compensation Award, Tranche Three [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																							33.00%
General Counsel and Secretary [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																							500.00%
General Counsel and Secretary [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																							0.00%
General Counsel and Secretary [Member] | Employee Stock Option [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued | shares																							375,000
Deferred Compensation Arrangement with Individual, Exercise Price | $ / shares																							$ 1.34
MLV Co. LLC [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares										75,000
Management Fee Expense															$ 25,000
Costs and Expenses, Related Party																					$ 75,000			$ 175,000
Accrued Liabilities										$ 150,000
Share Price | $ / shares										$ 1.56
KKN Holdings, LLC [Member] | Chief Financial Ofiicer Two [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement																							$ 200,000
Mr. Nuno Brandolini [Member]
Related Party Transaction [Line Items]
Short-term Debt								150,000																	150,000
Mr. R. Glenn Dawson [Member]
Related Party Transaction [Line Items]
Short-term Debt								$ 50,000																	$ 50,000
Dunn, Laura Dunn Revocable Trust [Member] | Wallington Investment Holdings [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								5.00%																	5.00%
Debt Conversion, Converted Instrument, Amount																									$ 2,090,180
Dunn, Laura Dunn Revocable Trust [Member] | Lilis Energy, Inc [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount																									$ 1,017,111